PROPERTY, PLANT AND EQUIPMENT, AT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment at fair value
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Notes	Hydroelectric	Wind	Solar	Other(1)	Total(2)
As at December 31, 2018		$19,798	$6,137	$4,229	$257	$30,421
IFRS 16 adoption		60	182	100	2	344
Additions		140	9	278	4	431
Acquisitions through business combinations	3	—	—	753	—	753
Items recognized through OCI:
Change in fair value		1,336	348	241	(4)	1,921
Foreign exchange	8	(137)	(24)	(6)	(7)	(174)
Items recognized through net income:
Change in fair value		(13)	(21)	(31)	(1)	(66)
Depreciation		(419)	(291)	(256)	(17)	(983)
As at December 31, 2019		20,765	6,340	5,308	234	32,647
Additions		445	153	266	1	865
Acquisitions through business combinations	3	—	—	661	—	661
Items recognized through OCI:
Change in fair value		2,840	292	563	(21)	3,674
Foreign exchange	8	(808)	(87)	315	(44)	(624)
Items recognized through net income:
Change in fair value		7	(7)	(53)	(8)	(61)
Depreciation		(403)	(375)	(274)	(13)	(1,065)
As at December 31, 2020(3)		$22,846	$6,316	$6,786	$149	$36,097
(1)Includes biomass and cogeneration.
(2)Includes assets under construction of $452 million (2019: $187 million).
(3)Includes right-of-use assets not subject to revaluation of $55 million (2019: $50 million) in hydroelectric, $159 million (2019: $177 million) in wind, $149 million (2019: $131 million) in solar and $2 million (2019: $2 million) in other.

Summary of discount rates, terminal capitalization rates and exit dates used in the valuation methodology
Discount rates, terminal capitalization rates and exit dates used in the valuation methodology are provided in the following table:

	North America		Colombia		Brazil		Europe
	2020	2019	2020	2019	2020	2019	2020	2019
Discount rate(1)
Contracted	3.8% - 4.5%	4.1% - 4.9%	8.1%	9.0%	7.3%	8.2%	3.6%	4.0%
Uncontracted	5.1% - 6.0%	5.4% - 6.4%	9.4%	10.3%	8.6%	9.5%	3.6%	4.0%
Terminal capitalization rate(2)	6.2%	6.7%	8.9%	9.8%	N/A	N/A	N/A	N/A
Exit date(3)	2041	2040	2040	2039	2050	2049	2036	2035
(1)Discount rates are not adjusted for asset specific risks.
(2)The terminal capitalization rate applies only to hydroelectric assets in the United States and Colombia.
(3)For hydroelectric assets, exit date refers to the valuation date of the terminal value.

Summary in impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment
The following table summarizes the impact of a change in discount rates, electricity prices and terminal capitalization rates on the fair value of property, plant and equipment:

	2020
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(860)	$(230)	$(50)	$(70)	$(1,210)
25 bps decrease in discount rates	940	310	50	80	1,380
5% increase in future energy prices	710	430	70	—	1,210
5% decrease in future energy prices	(710)	(430)	(70)	—	(1,210)
25 bps increase in terminal capitalization rate	(180)	(60)	—	—	(240)
25 bps decrease in terminal capitalization rate	190	60	—	—	250

	2019
(MILLIONS)	North America	Colombia	Brazil	Europe	Total
25 bps increase in discount rates	$(740)	$(190)	$(80)	$(50)	$(1,060)
25 bps decrease in discount rates	750	250	50	50	1,100
5% increase in future energy prices	670	400	70	—	1,140
5% decrease in future energy prices	(670)	(400)	(70)	—	(1,140)
25 bps increase in terminal capitalization rate	(120)	(40)	—	—	(160)
25 bps decrease in terminal capitalization rate	130	40	—	—	170

Summary of the percentage of total generation contracted under power purchase agreements
The following table summarizes the percentage of total generation contracted under power purchase agreements as at December 31, 2020:

	North America	Colombia	Brazil	Europe
1 - 5 years	62%	49%	73%	100%
6 - 10 years	55%	5%	53%	93%
11 - 20 years	31%	0%	29%	63%
The following table summarizes average power prices from long-term power purchase agreements that are linked specifically to the related power generating assets:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$88	COP	220,000	R$	294	€181
11 - 20 years	80		N/A	389		256
(1)Assumes nominal prices based on weighted-average generation.
The following table summarizes the estimates of future electricity prices:

Per MWh(1)	North America	Colombia		Brazil		Europe
1 - 10 years	$68	COP	265,000	R$	245	€45
11 - 20 years	117		384,000	322		42
(1)Assumes nominal prices based on weighted-average generation.

Summary of revalued property, plant and equipment
Had the company’s revalued property, plant and equipment been measured on a historical cost basis, the carrying amounts, net of accumulated depreciation would have been as follows at December 31:

(MILLIONS)	2020	2019
Hydroelectric	$10,156	$10,436
Wind	5,015	5,057
Solar	5,419	4,623
Other(1)	174	231
	$20,764	$20,347
(1)Includes biomass and cogeneration.